UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

111 N. Market Street, Suite 105
San Jose, CA 95113

 (Address of principal executive offices) (Zip code)

SiVest Group, Incorporated
111 N. Market Street, Suite 105
San Jose, CA 95113

  (Name and address of agent for service)

registrant's telephone number, including area code:     (408) 624-9527

Date of fiscal year end:     December 31

Date of reporting period:    June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Firsthand Funds

Semi-Annual Report to Shareholders

Firsthand Technology Value Fund® Firsthand Technology Leaders Fund Firsthand Technology Opportunities Fund Firsthand Alternative Energy Fund June 30, 2010

CONTENTS

Performance Summary	2
President’s Letter	4
Shareholder Fee Example	6
Portfolio of Investments	8
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Statement of Cash Flows	22
Financial Highlights	23
Notes to Financial Statements	27

PERFORMANCE SUMMARY
Period Returns (Average Annual Total Returns as of 6/30/10)

						EXPENSE
FUND	YTD*	1-YEAR	3-YEAR	5-YEAR	10-YEAR	RATIO**
Firsthand Technology Value Fund®	-13.09%	2.65%	-13.73%	-1.13%	-12.78%	1.85%
Firsthand Technology Leaders Fund	-5.70%	16.71%	-7.05%	2.14%	-10.30%	1.85%
Firsthand Technology Opportunities Fund	3.21%	32.69%	1.71%	9.63%	-10.35%	1.85%
Firsthand Alternative Energy Fund	-23.60%	-6.85%	•	•	•	2.09%
NASDAQ Composite Index	-6.61%	16.04%	-5.88%	1.39%	-5.50%	•
S&P 500 Index	-6.64%	14.43%	-9.79%	-0.79%	-1.59%	•
WilderHill Clean Energy Index	-24.55%	-16.73%	•	•	•	•

*	Not Annualized.
**	Per the most recent Prospectus.

Returns Since Inception (Average Annual Total Returns as of 6/30/10)

	AVERAGE			WILDERHILL
	ANNUAL	NASDAQ		CLEAN
	TOTAL	COMPOSITE	S&P 500	ENERGY
FUND	RETURNS	INDEX	INDEX	INDEX
Firsthand Technology Value Fund® (05/20/94)	8.97%	7.40%	7.17%	•
Firsthand Technology Leaders Fund (12/10/97)	4.92%	2.71%	2.20%	•
Firsthand Technology Opportunities Fund (9/30/99)	-6.49%	-1.82%	-0.24%	•
Firsthand Alternative Energy Fund (10/29/07)	-16.79%	-9.40%	-11.96%	-34.66%

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com. The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Wilder Hill Clean Energy Index is a market-weighted index of 40 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors. You cannot invest directly in an index.

2	2010 Semi-Annual Report

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

Holdings by Industry - % of Net Assets (as of 6/30/10)

INDUSTRY	FIRSTHAND TECHNOLOGY VALUE FUND	FIRSTHAND TECHNOLOGY LEADERS FUND	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Advanced Materials	6.4%	5.1%	•	9.3%
Basic Materials	•	•	•	0.9%
Battery	3.0%	•	2.1%	7.1%
Building Automation	•	•	•	1.1%
Business Services	•	•	8.0%	•
Communications	3.2%	5.0%	6.0%	•
Communications Equipment	6.3%	11.1%	2.9%	•
Computer	•	11.2%	6.6%	•
Computer-Integrated	0.2%	•	•	•
Consumer Electronics	2.1%	•	2.7%	•
Defense & Aerospace	2.4%	•	•	•
Electronics Manufacturing Services	0.2%	•	•	•
Energy Efficiency	2.3%	•	•	8.2%
Environmental Services	•	•	•	0.9%
Industrials	•	•	•	1.8%
Intellectual Property	5.9%	•	•	2.3%
Internet	16.7%	4.7%	28.6%	•
Internet Security	2.4%	2.7%	1.5%	•
Networking	•	3.2%	1.0%	•
Other	•	•	0.2%	•
Other Electronics	9.2%	13.8%	5.1%	6.2%
Peripherals	1.6%	4.2%	•	•
Photonics	1.4%	•	•	•
Renewable Energy	10.7%	1.3%	2.1%	53.3%
Semiconductors	13.7%	19.9%	5.8%	5.7%
Services	0.1%	•	1.1%	•
Software	1.6%	13.9%	13.5%	•
Net Other Assets and Liabilities	10.6%	3.9%	12.8%	3.2%

Portfolio holdings are subject to change.

www.firsthandfunds.com	3

PRESIDENT’S LETTER

DEAR FELLOW SHAREHOLDERS,

Following the dramatic stock market rebound of 2009, the first half of 2010 can best be described as “choppy.” The 2009 rally carried over into January, but then fell apart following the Q4 earnings season. Yet another rally ensued from February to late April, only to be undone by the Greek/European debt crisis. Since then, the market has struggled to find direction as good news has usually been followed by bad news. It still feels very much like we’re in the early stages of economic recovery, but lacking clear direction for markets to follow.

The year to-date performance of Firsthand Funds has been mixed (see performance tables on page 2). I am happy to report that both Firsthand Technology Opportunities Fund and Firsthand Technology Leaders Fund beat their benchmarks for the period, returning 3.21% and -5.70%, respectively, compared with -6.61% for the NASDAQ Composite and -6.64% for the S&P 500. Firsthand Alternative Energy Fund also beat its primary benchmark, but only modestly; the Fund was down 23.6% for the first six months of 2010, while the WilderHill Clean Energy Index posted a -24.55% return for the period.  Firsthand Technology Value Fund was the biggest underperformer, losing 13.09% for the period.

Broadly speaking, companies with exposure to Apple, such as Broadcom (BRCM), Netflix (NFLX), and LogMeIn (LOGM), performed well as growth in the iPhone and iPad continue to expand the markets for these businesses. More generally, the rapid growth of smart phones and the mobile data network build-out has provided a strong tail wind to those companies working to support this powerful trend.

Though the U.S. economy appears to be finally recovering, international markets have generally fared better. Asian markets have been particularly strong, and companies with substantial exposure to greater China have demonstrably outperformed.

On the down side, many technology blue-chip companies have not fared as well as their small- and mid-cap peers. Mature industries, such as the PC industry, are not growing as quickly as they once did. Alternative energy companies, particularly those in the solar photovoltaic market, continued to struggle this year as European subsidies (known as feed-in tariffs) were re-worked and project financing continued to be difficult to come by.

The first-half performance of our funds reflects the differing investment strategies employed by each. Firsthand Technology Opportunities Fund, by virtue of its focus on fast-growing markets within the tech sector, including China, e-commerce, and small- to mid-cap stocks, substantially outperformed our other funds as well as its benchmarks for the period. It was also helped by its avoidance of the alternative energy sector.

Firsthand Technology Leaders Fund performed practically in-line with the Nasdaq Composite Index and the S&P 500 Index, no surprise given its large-cap focus, like that of the benchmarks. Firsthand Technology Value Fund, owing to its greater emphasis on alternative energy companies posted larger losses than did the benchmarks. Meanwhile, Firsthand Alternative Energy Fund suffered along with the alternative energy sector, particularly due to its focus on solar companies.

4	2010 Semi-Annual Report

One trend related to the technology sector that bears monitoring is the changing dynamic of the venture capital market. Despite the high-profile initial public offering (IPO) of Tesla Motors (TSLA) during the first half of the year, the market for IPOs remains a challenging one. This is nothing new; the “IPO window,” as it is known, effectively slammed shut in mid-2008. As a result of this and other factors, we have witnessed a growing trend in recent years of companies choosing to remain private or be acquired.

For us that has translated into a smaller pool of high-growth companies in which to invest, while the likes of Facebook, YouTube, Pandora, and LinkedIn have avoided the IPO path and the burdens that go with it. This trend was a factor in our decision to broaden the scope of the investment strategy for Firsthand Technology Opportunities Fund earlier this year.

Looking forward, the biggest driver of performance during the second half of the year will be the health of the global economy. While it is difficult for us to predict whether growth will strengthen or abate, our objective is to find the companies that will outperform their peers, regardless of macroeconomic conditions. We look forward to continued success and thank you for your support.

Sincerely,

Kevin Landis
President

www.firsthandfunds.com	5

SHAREHOLDER FEE EXAMPLE (unaudited)

Example—In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses—The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes—The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

6	2010 Semi-Annual Report

FIRSTHAND TECHNOLOGY VALUE FUND

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	ANNUALIZED
	1/1/10	6/30/10	1/1/10 - 6/30/10	EXPENSE RATIO
Actual	$1,000	$869.10	$8.62	1.86%
Hypothetical**	$1,000	$1,015.57	$9.30	1.86%

FIRSTHAND TECHNOLOGY LEADERS FUND

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	ANNUALIZED
	1/1/10	6/30/10	1/1/10 - 6/30/10	EXPENSE RATIO
Actual	$1,000	$943.00	$8.91	1.85%
Hypothetical**	$1,000	$1,015.62	$9.25	1.85%

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	ANNUALIZED
	1/1/10	6/30/10	1/1/10 - 6/30/10	EXPENSE RATIO
Actual	$1,000	$1,032.10	$9.32	1.85%
Hypothetical**	$1,000	$1,015.62	$9.25	1.85%

FIRSTHAND ALTERNATIVE ENERGY FUND

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	ANNUALIZED
	1/1/10	6/30/10	1/1/10 - 6/30/10	EXPENSE RATIO
Actual	$1,000	$764.00	$8.66	1.98%
Hypothetical**	$1,000	$1,014.98	$9.89	1.98%

*
Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

**	5% return per year before expenses.
The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

www.firsthandfunds.com	7

FIRSTHAND TECHNOLOGY VALUE FUND
Portfolio of Investments, June 30, 2010 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCKS — 71.9% ($102,594,739)
Advanced Materials — 5.1% ($7,301,890)
Corning, Inc.	268,600	$4,337,890
MEMC Electronic Materials, Inc.*	300,000	2,964,000
Battery — 3.0% ($4,262,360)
A123 Systems, Inc.*	452,000	4,262,360
Communications — 3.2% ($4,610,408)
Clearwire Corp., Class A*	298,600	2,173,808
Equinix, Inc.*	30,000	2,436,600
Communications Equipment — 6.3% ($9,032,450)
QUALCOMM, Inc.	175,300	5,756,852
ZTE Corp.	1,065,000	3,275,598
Computer-Integrated — 0.2% ($324,000)
Wave Systems Corp., Class A*	100,000	324,000
Consumer Electronics — 2.1% ($2,918,052)
TiVo, Inc.*	395,400	2,918,052
Defense & Aerospace — 2.4% ($3,403,530)
FLIR Systems, Inc.*	117,000	3,403,530
Electronics Manufacturing Services — 0.2% ($289,618)
Quanta Computer, Inc. - GDR	31,815	289,618
Energy Efficiency — 2.3% ($3,222,268)
Echelon Corp.*	439,600	3,222,268
Intellectual Property — 0.4% ($577,181)
Silicon Genesis Corp., Common *(1)(2)	881,892	577,181
Internet — 16.7% ($23,779,463)
Akamai Technologies, Inc.*	25,900	1,050,763
Ctrip.com International Ltd. - ADR*	50,000	1,878,000
Netflix, Inc.*	170,000	18,470,500
Shanda Interactive Entertainment Ltd. - ADR*	60,000	2,380,200
Internet Security — 2.4% ($3,483,648)
McAfee, Inc.*	113,400	3,483,648
Other Electronics — 9.2% ($13,179,300)
Intevac, Inc.*	571,700	6,100,039
Microvision, Inc.*	150,100	444,296
VeriFone Holdings, Inc.*	350,500	6,634,965
Peripherals — 1.6% ($2,295,040)
Seagate Technology, Inc.*	176,000	2,295,040
Photonics — 1.4% ($1,966,020)
Newport Corp.*	217,000	1,966,020
Renewable Energy — 0.1% ($120,852)
Amtech Systems, Inc.*	8,000	66,800
Solaicx Common (1)*	86,957	54,052
Semiconductors — 13.7% ($19,493,144)
Broadcom Corp., Class A	181,600	5,987,352
Entropic Communications, Inc.*	227,200	1,440,448
Intel Corp.	330,800	6,434,060
Marvell Technology Group Ltd.*	155,900	2,456,984
Semiconductor Manufacturing International Corp. - ADR*	412,000	1,606,800
Synaptics, Inc.*	57,000	1,567,500
Software — 1.6% ($2,335,515)
Microsoft Corp.	101,500	2,335,515
PREFERRED STOCK — 17.1% ($24,463,791)
Advanced Materials — 1.3% ($1,875,000)

see accompanying notes to financial statements

8	2010 Semi-Annual Report

FIRSTHAND TECHNOLOGY VALUE FUND - continued
Portfolio of Investments, June 30, 2010 (unaudited)

	SHARES/ PAR VALUE	MARKET VALUE
UCT Coatings, Inc., Series B *(1)	500,000	$1,875,000
Intellectual Property — 5.4% ($7,690,752)
Silicon Genesis Corp., Series 1-C *(1)(2)	82,914	316,191
Silicon Genesis Corp., Series 1-D *(1)(2)	850,830	1,254,098
Silicon Genesis Corp., Series 1-E *(1)(2)	5,704,480	5,198,949
Silicon Genesis Corp., Series 1-F *(1)(2)	912,453	921,514
Networking — 0.0% ($3,862)
IP Unity, Inc., Series C *(1)	1,932,222	1,932
IP Unity, Inc., Series E *(1)	193,042	1,930
Renewable Energy —10.4% ($14,878,424)
SoloPower, Series A *(1)(2)	2,721,088	13,658,311
SoloPower, Series B *(1)(2)	228,779	1,220,113
Services — 0.0% ($15,753)
Innovion Corp., Series C *(1)	1,575,322	15,753
CONVERTIBLE BOND — 0.1% ($70,063)
Services — 0.1% ($70,063)
Innovion Corp., 9.5% (1)	401,609	70,063
WARRANTS — 0.1% ($152,698)
Advanced Materials — 0.0% ($751)
UCT Coatings, Inc., Common Warrant (1)	600,000	600
UCT Coatings, Inc., Common Warrant (1)	6,389	6
UCT Coatings, Inc., Common Warrant (1)	144,542	145
Intellectual Property — 0.1% ($151,878)
Silicon Genesis Corp., 1-E Warrant *(1)(2)	1,257,859	146,390
Silicon Genesis Corp., 1-E Warrant *(1)(2)	94,339	0
Silicon Genesis Corp., Common Warrant *(1)(2)	37,982	5,488
Networking — 0.0% ($69)
IP Unity, Inc., E-1 Warrant *(1)	69,496	69
Renewable Energy — 0.0% ($—)
Solaicx, Common Warrant *(1)	1,239	0
PARTICIPATION NOTES — 0.2% ($320,385)
Renewable Energy — 0.2% ($320,385)
Suzlon Energy Ltd., 0.00% 09/16/10*	257,000	320,385
Total Investments (Cost $147,129,444) — 89.4%		127,601,676
Other assets in excess of liabilities — 10.6%		15,200,600

NET ASSETS — 100.0%		$142,802,276

*	Non-income producing security.
(1)	Restricted security.
(2)	Affilited issuer.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.

see accompanying notes to financial statements

www.firsthandfunds.com	9

FIRSTHAND TECHNOLOGY LEADERS FUND
Portfolio of Investments, June 30, 2010 (unaudited)

	SHARES/ CONTRACTS	MARKET VALUE
COMMON STOCKS — 96.2% ($32,607,935)
Advanced Materials — 5.1% ($1,732,895)
Corning, Inc.	107,300	$1,732,895
Communications — 5.6% ($1,882,521)
China Mobile Hong Kong Ltd. - ADR (1)	38,100	1,882,521
Communications Equipment — 11.0% ($3,733,845)
Nokia Corp. - ADR	104,100	848,415
QUALCOMM, Inc.	48,300	1,586,172
Telefonaktiebolaget Ericsson LM - ADR (1)	117,900	1,299,258
Computer — 11.1% ($3,765,783)
Apple, Inc.*	11,100	2,791,983
Hewlett-Packard Co. (1)	22,500	973,800
Internet — 4.7% ($1,601,820)
Google, Inc., Class A*	3,600	1,601,820
Internet Security — 2.7% ($921,600)
McAfee, Inc.*	30,000	921,600
Networking — 3.2% ($1,099,596)
Cisco Systems, Inc.*	51,600	1,099,596
Other Electronics — 13.7% ($4,633,039)
Koninklijke (Royal) Philips Electronics N.V.	40,180	1,198,971
L-1 Identity Solutions, Inc.*	155,200	1,271,088
LG Display Co., Ltd. - ADR	63,800	1,027,180
VeriFone Systems, Inc.*(1)	60,000	1,135,800
Peripherals — 4.3% ($1,449,360)
EMC Corp. *(1)	79,200	1,449,360
Renewable Energy — 1.3% ($423,654)
Suntech Power Holdings Co., Ltd. - ADR *(1)	46,200	423,654
Semiconductors — 20.4% ($6,913,053)
Broadcom Corp., Class A (1)	56,000	1,846,320
Intel Corp.	103,100	2,005,295
Micron Technology, Inc.*	116,300	987,387
SanDisk Corp. *	49,300	2,074,051
Software — 13.1% ($4,450,769)
Activision Blizzard, Inc. (1)	104,700	1,098,303
Adobe Systems, Inc. *(1)	54,200	1,432,506
Microsoft Corp.	48,000	1,104,480
Oracle Corp.	38,000	815,480
PURCHASED OPTIONS — 1.6% ($560,305)
Communications — 0.1% ($48,050)
Mobile TeleSystems Call Option, Expiring September 2010, Strike Price $21.00	160	29,000
China Mobile Hong Kong Ltd. Put Option - ADR, Expiring September 2010, Strike Price $42.50	381	19,050
Communications Equipment — 0.1% ($17,685)
Telefonaktiebolaget Ericsson LM - ADR Put Option, Expiring July 2010, Strike Price $10.00	1,179	17,685
Computer — 0.2% ($75,375)
Hewlett-Packard Co. Put Option, Expiring August 2010, Strike Price $45.00	225	75,375
Other Electronics — 0.1% ($24,000)

see accompanying notes to financial statements

10	2010 Semi-Annual Report

FIRSTHAND TECHNOLOGY LEADERS FUND - continued
Portfolio of Investments, June 30, 2010 (unaudited)

		MARKET
	CONTRACTS	VALUE
VeriFone Holdings, Inc. Put Option, Expiring July 2010,Strike Price $17.50	600	$24,000
Peripherals — 0.0% ($5,544)
EMC Corp. Put Option, Expiring July 2010, Strike Price $17.00	792	5,544
Renewable Energy — 0.1% ($25,410)
Suntech Power Holdings Put Option, Expiring September 2010, Strike Price $7.50	462	25,410
Semiconductors — 0.1% ($57,680)
Broadcom Corp. Class A Put Option, Expiring August 2010, Strike Price $30.00	560	57,680
Software — 0.9% ($306,561)
Adobe Systems, Inc. Put Options, Expiring October 2010, Strike Price $31.00	542	269,916
Activision Blizzard, Inc. Put Option, Expiring August 2010, Strike Price $10.00	1,047	36,645
Total Investments(Cost $34,778,878) — 97.8%		33,168,240
Other assets in excess of liabilities — 2.2%		732,723

NET ASSETS — 100.0%		$33,900,963

WRITTEN OPTIONS — (1.7)% ($577,875) (2)
Communications — (0.7)% ($236,215)
Mobile TeleSystems Put Option, Expiring September 2010, Strike Price $18.00	160	(40,000)
China Mobile Hong Kong Ltd. Call Option, Expiring September 2010, Strike Price $45.00	381	(196,215)
Communications Equipment — 0.0% ($11,790)
Telefonaktiebolaget Ericsson LM - ADR Call Option, Expiring July 2010, Strike Price $12.50	1,179	(11,790)
Computer — (0.1)% ($26,775)
Hewlett-Packard Co. Call Option, Expiring August 2010, Strike Price $46.00	225	(26,775)
Other Electronics — (0.0)% ($18,000)
VeriFone Systems, Inc. Call Option, Expiring July 2010, Strike Price $20.00	600	(18,000)
Peripherals — (0.1)% ($18,216)
EMC Corp. Call Option, Expiring July 2010, Strike Price $19.00	792	(18,216)
Renewable Energy — (0.1)% ($30,723)
Suntech Power Holdings Co., Ltd. Call Option, Expiring September 2010, Strike Price $10.00	462	(30,723)

see accompanying notes to financial statements

www.firsthandfunds.com	11

FIRSTHAND TECHNOLOGY LEADERS FUND - continued
Portfolio of Investments, June 30, 2010 (unaudited)

		MARKET
	CONTRACTS	VALUE
Semiconductors — (0.6)% ($204,400)
Broadcom Corp. Class A Call Option, Expiring August 2010, Strike Price $31.00	560	$(204,400)
Software — (0.1)% ($31,756)
Adobe Systems, Inc. Call Option, Expiring October 2010, Strike Price $32.00	542	(25,474)
Activision Blizzard, Inc. Call Option, Expiring August 2010, Strike Price $13.00	1,047	(6,282)
Total Written Options (Proceeds $977,041)		$(577,875)

*	Non-income producing security.
(1)	Securities held in connection with open written call options.
(2)	Cash in the amount of $756,000 was segregated with the brokers to serve as collateral for written options and is included in “Other assets in excess of liabilities”.
ADR	American Depositary Receipt

see accompanying notes to financial statements

12	2010 Semi-Annual Report

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND(1)
Portfolio of Investments, June 30, 2010 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCKS — 85.1% ($35,909,196)
Battery — 2.1% ($886,420)
A123 Systems, Inc.*	94,000	$886,420
Business Services — 8.0% ($3,361,257)
CyberSource Corp.*	85,914	2,193,385
DG FastChannel, Inc.*	10,400	338,832
Digital River, Inc.*	17,200	411,252
Taleo Corp., Class A*	17,200	417,788
Communications — 6.0% ($2,544,912)
Clearwire Corp., Class A*	59,300	431,704
Equinix, Inc.*	15,000	1,218,300
NeuStar, Inc., Class A*	43,400	894,908
Communications Equipment — 2.9% ($1,234,668)
Ciena Corp.*	45,400	575,672
Telefonaktiebolaget Ericsson LM - ADR	59,800	658,996
Computer — 6.6% ($2,770,961)
Apple, Inc.*	6,500	1,634,945
International Business Machines Corp. (2)	9,200	1,136,016
Consumer Electronics — 2.7% ($1,157,268)
Shutterfly, Inc.*	48,300	1,157,268
Internet — 27.7% ($11,678,869)
51job, Inc. - ADR*	79,700	1,658,557
Akamai Technologies, Inc.*	46,200	1,874,334
Baidu, Inc. - SP ADR*(2)	28,200	1,919,856
comScore, Inc.*	29,700	489,159
Ctrip.com International Ltd. - ADR*	22,500	845,100
Giant Interactive Group, Inc. - ADR	61,800	425,184
Google, Inc., Class A*	1,460	649,627
Internet Brands, Inc., Class A*	12,000	123,960
LivePerson, Inc.*	140,000	960,400
Netflix, Inc.*(2)	12,400	1,347,260
ValueClick, Inc.*	56,300	601,847
VistaPrint NV*	16,500	783,585
Internet Security — 1.5% ($614,400)
McAfee, Inc.*	20,000	614,400
Networking — 1.0% ($437,106)
Sycamore Networks, Inc.	26,300	437,106
Other Electronics — 4.8% ($2,017,155)
L-1 Identity Solutions, Inc.*	84,500	692,055
VeriFone Systems, Inc.*	70,000	1,325,100
Renewable Energy — 2.0% ($845,835)
JA Solar Holdings Co., Ltd. - ADR *(2)	181,900	845,835
Semiconductors — 5.7% ($2,428,202)
ARM Holdings, PLC - SP ADR	70,000	868,000
SanDisk Corp.*(2)	22,000	925,540
Skyworks Solutions, Inc.*	37,800	634,662
Services — 1.1% ($464,271)
LogMeIn, Inc.*	17,700	464,271
Software — 13.0% ($5,467,872)
Activision Blizzard, Inc.	99,600	1,044,804
Citrix Systems, Inc.*	14,300	603,889
Emdeon, Inc., Class A*	23,200	290,696
Microsoft Corp.	52,200	1,201,122
NICE-Systems Ltd. - ADR*	11,200	285,488
see accompanying notes to financial statements

www.firsthandfunds.com	13

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued
Portfolio of Investments, June 30, 2010 (unaudited)

	SHARES/ CONTRACTS	MARKET VALUE
Novell, Inc.*	73,600	$418,048
VeriSign, Inc.*	49,700	1,319,535
Websense, Inc.*	16,100	304,290

PURCHASED OPTIONS — 2.9% ($1,252,081)
Computer — 0.0% ($14,076)
International Business Machines Corp. Put Option, Expiring July 2010, Strike Price $120.00	92	14,076
Internet — 1.5% ($631,125)
Akami Technologies, Inc. Put Option, Expiring January 2011, Strike Price $40.00	231	122,430
Akami Technologies, Inc. Put Option, Expiring January 2011, Strike Price $42.00	231	158,235
Baidu, Inc. - SP ADR Put Option, Expiring January 2011, Strike Price $72.00	100	134,000
Baidu, Inc. - SP ADR Put Option, Expiring January 2011, Strike Price $66.00	100	103,000
Netflix, Inc. Put Option, Expiring December 2010, Strike Price $110.00	62	113,460
Other — 0.2% ($79,600)
PowerShares QQQ Put Option, Expiring September 2010, Strike Price $35.00	600	36,600
PowerShares QQQ Put Option, Expiring July 2010, Strike Price $40.00	1,000	43,000
Other Electronics — 0.3% ($105,000)
VeriFone Systems, Inc. Put Option, Expiring July 2010, Strike Price $20.00	700	105,000
Renewable Energy — 0.1% ($54,000)
JA Solar Holdings Co., Ltd. - ADR Put Option, Expiring December 2010, Strike Price $4.00	900	54,000
Semiconductors — 0.3% ($138,600)
SanDisk Corp. Put Option, Expiring January 2011, Strike Price $40.00	220	138,600
Software — 0.5% ($229,680)
Microsoft Corp. Put Option, Expiring July 2010, Strike Price $28.00	522	229,680
Total Investments(Cost $30,557,214) — 88.0%		37,161,277

see accompanying notes to financial statements

14	2010 Semi-Annual Report

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued
Portfolio of Investments, June 30, 2010 (unaudited)

		MARKET
	CONTRACTS	VALUE
Other assets in excess of liabilities — 12.0%		$5,044,296

NET ASSETS — 100.0%		$42,205,573

WRITTEN OPTIONS — (0.8)% ($328,036)
Computer — (0.0)% ($4,784)
International Business Machines Corp. Call Option, Expiring July 2010, Strike Price$130.00	92	(4,784)
Internet — (0.6)% ($236,330)
Akami Technologies, Inc. Call Option, Expiring January 2011, Strike Price $50.00	462	(140,910)
Baidu, Inc. – SP ADR Call Option, Expiring January 2011, Strike Price $97.00	200	(70,000)
Netflix, Inc. Call Option, Expiring January 2011, Strike Price $160.00	62	(25,420)
Other Electronics — 0.0% ($7,000)
VeriFone Systems, Inc. Call Option, Expiring July 2010, Strike Price $22.50	700	(7,000)
Renewable Energy — 0.0% ($9,000)
JA Solar Holdings Co., Ltd. - ADR Call Option, Expiring December 2010, Strike Price $8.00	900	(9,000)
Semiconductors — (0.2)% ($70,400)
SanDisk Corp.Call Option, Expiring January 2011, Strike Price $55.00	220	(70,400)
Software — 0.0% ($522)
Microsoft Corp. Call Option, Expiring July 2010, Strike Price $31.00	522	(522)

Total Written Options (Proceeds $570,310)		$(328,036)

*	Non-income producing security.
(1)	Prior to 5/1/10, Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.
(2)	Securities held in connection with open written call options.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements

www.firsthandfunds.com	15

FIRSTHAND ALTERNATIVE ENERGY FUND
Portfolio of Investments, June 30, 2010 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCKS — 96.6% ($5,182,361)
Advanced Materials — 9.3% ($500,229)
Corning, Inc.	9,460	$152,780
MEMC Electronic Materials, Inc.*	19,130	189,004
Metabolix, Inc.*	4,700	67,257
Praxair, Inc.	1,200	91,188
Basic Materials — 0.9% ($45,770)
Metalico, Inc.*
Battery — 7.1% ($378,143)	11,500	45,770
A123 Systems, Inc.*	40,100	378,143
Building Automation — 1.1% ($59,114)
Johnson Controls, Inc.	2,200	59,114
Energy Efficiency — 8.2% ($441,230)
Echelon Corp.*	19,500	142,935
Honeywell International, Inc.	3,580	139,727
Itron, Inc.*	2,565	158,568
Environmental Services — 0.9% ($49,914)
ADA-ES, Inc.*	9,400	49,914
Industrials — 1.8% ($95,647)
3M Co.	800	63,192
United Technologies Corp.	500	32,455
Intellectual Property — 2.2% ($118,727)
Silicon Genesis Corp., Common *(1)	181,407	118,727
Other Electronics — 6.2% ($334,769)
Intevac, Inc.*	17,800	189,926
Koninklijke (Royal) Philips Electronics N.V.	4,854	144,843
Renewable Energy — 53.2% ($2,855,017)
Amtech Systems, Inc.*	10,600	88,510
Ascent Solar Technologies, Inc.*	12,821	35,001
Daystar Technologies, Inc.*	111	112
FuelCell Energy, Inc.*	5,000	5,900
Gamesa Corp. Tecnologica S.A.*	7,000	60,759
GT Solar International, Inc.*	46,900	262,640
Iberdrola S.A.	16,000	90,628
JA Solar Holdings Co., Ltd. - ADR*	70,000	325,500
KYOCERA Corp. - ADR	1,450	117,015
Meyer Burger Technology AG*	12,000	298,928
Motech Industries, Inc.	49,995	153,261
Orion Energy Systems, Inc.*	14,000	44,100
Renewable Energy Corp. A.S.*	13,000	31,183
Sharp Corp.	11,000	117,695
Solarfun Power Holdings Co., Ltd. - ADR*	20,400	138,108
SunPower Corp., Class B*	17,000	183,600
Suntech Power Holdings Co., Ltd. - ADR*	22,420	205,591
Trina Solar Ltd. - ADR*	9,600	165,888
U.S. Geothermal, Inc.*	10,500	8,330
ULVAC, Inc.	2,700	53,136
Vestas Wind Systems A.S.*	6,000	250,500
WaterFurnace Renewable Energy, Inc.	600	15,032

see accompanying notes to financial statements

16	2010 Semi-Annual Report

FIRSTHAND ALTERNATIVE ENERGY FUND - continued
Portfolio of Investments, June 30, 2010 (unaudited)

		MARKET
	SHARES	VALUE
Yingli Green Energy Holding Co. - ADR*	20,000	$203,600
Semiconductors — 5.7% ($303,801)
National Semiconductor Corp.	8,700	117,102
Power Integrations, Inc.	5,799	186,699
PREFERRED STOCKS — 0.2% ($12,007)
Intellectual Property — 0.1% ($3,314)
Silicon Genesis Corp., Series 1-C *(1)	152	580
Silicon Genesis Corp., Series 1-E *(1)	3,000	2,734
Renewable Energy — 0.1% ($8,693)
SoloPower, Series C-1 (1)	1,331	8,693
Total Investments (Cost $6,732,470) — 96.8%		5,194,368
Other assets in excess of liabilities — 3.2%		169,989

NET ASSETS — 100.0%		$5,364,357

*	Non-income producing security.
(1)	Restricted security.
ADR	American Depositary Receipt

see accompanying notes to financial statements

www.firsthandfunds.com	17

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)

			FIRSTHAND
	FIRSTHAND	FIRSTHAND	TECHNOLOGY	FIRSTHAND
	TECHNOLOGY	TECHNOLOGY	OPPORTUNITIES	ALTERNATIVE
	VALUE FUND	LEADERS FUND	FUND(1)	ENERGY FUND

ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$122,825,230	$34,778,878	$30,557,214	$6,732,470
Affiliated issuers at acquisition cost	24,304,214	—	—	—
Total acquisition cost	$147,129,444	$34,778,878	$30,557,214	$6,732,470
Unaffiliated issuers at market value	$104,303,441	$33,168,240	$37,161,277	$5,194,368
Affiliated issuers at market value	23,298,235	—	—	—
Total market value (Note 2)	127,601,676	33,168,240	37,161,277	5,194,368
Cash	16,286,401	631,220	6,705,577	—
Segregated cash	—	756,000	—	8,539
Foreign currency at value (cost $0, $0, $0 and $72,191)	—	—	—	75,487
Receivable for securities sold	157,997	—	471,838	217,363
Receivable from dividends, interest, and reclaims	1,730	1,846	1,087	5,747
Receivable for capital shares sold	6,234	2,871	50,844	19,817
Other receivables	—	—	—	2,713
TOTAL ASSETS	144,054,038	34,560,177	44,390,623	5,524,034

LIABILITIES
Written options, at value (proceeds $0, $977,041, $570,310 and $0)	—	577,875	328,036	—
Due to Custodian	—	—	—	9,617
Payable for securities purchased	921,480	—	1,524,696	122,365
Payable to affiliates (Note 4)	229,330	54,224	63,834	9,099
Payable for capital shares redeemed	100,952	27,115	268,484	18,596
TOTAL LIABILITIES	1,251,762	659,214	2,185,050	159,677
NET ASSETS	$142,802,276	$33,900,963	$42,205,573	$5,364,357

Net Assets consist of:
Paid-in-capital	$1,857,364,301	$236,787,482	$182,929,343	$7,340,697
Accumulated net investment loss	(1,209,647)	(96,732)	(298,358)	(50,311)
Accumulated net realized losses from security transactions, foreign currency transactions, short sales and written options	(1,693,824,610)	(201,578,315)	(147,271,749)	(391,216)
Net unrealized appreciation (depreciation) on investments, foreign currency and written options	(19,527,768)	(1,211,472)	6,846,337	(1,534,813)
NET ASSETS	$142,802,276	$33,900,963	$42,205,573	$5,364,357

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,418,941	1,880,816	8,726,070	876,804
Net asset value, redemption price and offering price per share (Note 2)	$26.35	$18.02	$4.84	$6.12

(1) Prior to 5/1/10, Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.

see accompanying notes to financial statements

18	2010 Semi-Annual Report

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2010 (unaudited)

		FIRSTHAND	FIRSTHAND
	FIRSTHAND	TECHNOLOGY	TECHNOLOGY	FIRSTHAND
	TECHNOLOGY	LEADERS	OPPORTUNITIES	ALTERNATIVE
	VALUE FUND	FUND	FUND(1)	ENERGY FUND

INVESTMENT INCOME
Unaffiliated dividends	$367,690	$270,384	$54,204	$20,923
Unaffiliated interest	3,218	170	2,084	108
Foreign tax withholding	(4,175)	(24,321)	(2,490)	(1,728)
TOTAL INVESTMENT INCOME	366,733	246,233	53,798	19,303

EXPENSES
Investment advisory fees (Note 4)	1,183,855	259,541	266,496	51,958
Administration fees (Note 4)	380,525	83,424	85,660	15,282
Trustees fees	5,800	2,500	2,500	4,000
Miscellaneous fees	12,000	—	—	—
GROSS EXPENSES	1,582,180	345,465	354,656	71,240
Investment advisory fees waived (Note 4)	(5,800)	(2,500)	(2,500)	(4,000)
TOTAL NET EXPENSES	1,576,380	342,965	352,156	67,240

NET INVESTMENT LOSS	(1,209,647)	(96,732)	(298,358)	(47,937)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains from security transactions Non-affiliated	5,554,234	1,267,202	2,238,436	69,536
Net realized gains (losses) from rights and purchased option transactions (2)	45,790	(77,002)	(90,443)	(460)
Net realized gains on foreign currency	16	—	—	2,510
Net realized gains (losses) from written option transactions (2)	—	108,457	(113,687)	3,525
Net realized gains from securities sold short	—	—	—	28,428
Net change in unrealized depreciation on investments and foreign currency	(23,994,474)	(3,529,557)	(1,149,426)	(1,910,405)
Net change in unrealized appreciation (depreciation) on rights, purchased option and warrants (2)	(2,128,938)	(97,641)	155,173	—
Net change in unrealized appreciation on written options (2)	—	399,166	242,274	—
Net change in unrealized appreciation on securities sold short	—	—	—	13,985
Net Realized and Unrealized Gain (Loss) on Investments	(20,523,372)	(1,929,375)	1,282,327	(1,792,881)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(21,733,019)	$(2,026,107)	$983,969	$(1,840,818)

(1) Prior to 5/1/10, Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.
(2) Primary risk exposure is equity contracts.

see accompanying notes to financial statements

www.firsthandfunds.com	19

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND TECHNOLOGY VALUE FUND		FIRSTHAND TECHNOLOGY LEADERS FUND
	SIX MONTHS		SIX MONTHS
	ENDED 6/30/10	YEAR ENDED	ENDED 6/30/10	YEAR ENDED
	(UNAUDITED)	12/31/09	(UNAUDITED)	12/31/09

FROM OPERATIONS:
Net investment loss	$(1,209,647)	$(2,548,979)	$(96,732)	$(333,675)
Net realized gains (losses) from security transactions, rights, purchased options, foreign currency and written options	5,600,040	(81,527,061)	1,298,657	(2,805,853)
Net change in unrealized appreciation (depreciation) on investments, purchased options, foreign currency and written options	(26,123,412)	128,457,808	(3,228,032)	18,138,195
Net increase (decrease) in net assets from operations	(21,733,019)	44,381,768	(2,026,107)	14,998,667

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,211,810	18,711,657	1,040,490	9,568,729
Payment for shares redeemed	(22,507,234)	(51,258,771)	(3,085,393)	(14,237,211)
Net decrease in net assets from capital share transactions	(13,295,424)	(32,547,114)	(2,044,903)	(4,668,482)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,028,443)	11,834,654	(4,071,010)	10,330,185

NET ASSETS:
Beginning of period	177,830,719	165,996,065	37,971,973	27,641,788
End of period	$142,802,276	$177,830,719	$33,900,963	$37,971,973
Accumulated Net Investment Loss	$(1,209,647)	$—	$(96,732)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	299,773	682,033	52,204	629,525
Shares redeemed	(745,448)	(1,908,417)	(158,830)	(892,772)
Net decrease in shares outstanding	(445,675)	(1,226,384)	(106,626)	(263,247)
Shares outstanding, beginning of period	5,864,616	7,091,000	1,987,442	2,250,689
Shares outstanding, end of period	5,418,941	5,864,616	1,880,816	1,987,442

see accompanying notes to financial statements

20	2010 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND(1)		FIRSTHAND ALTERNATIVE ENERGY FUND
	SIX MONTHS		SIX MONTHS
	ENDED 6/30/10	YEAR ENDED	ENDED 6/30/10	YEAR ENDED
	(UNAUDITED)	12/31/09	(UNAUDITED)	12/31/09
FROM OPERATIONS:
Net investment loss	$(298,358)	$(431,156)	$(47,937)	$(89,284)
Net realized gains (losses) from security transactions, rights, purchased options, foreign currency, written options and securities sold short	2,034,306	(851,713)	103,539	(305,993)
Net change in unrealized appreciation (depreciation) on investments, purchased options, foreign currency, written options, and securities sold short	(751,979)	15,259,495	(1,896,420)	2,346,643
Net increase (decrease) in net assets from operations	983,969	13,976,626	(1,840,818)	1,951,366

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,427,891	7,050,328	2,630,413	4,954,588
Payment for shares redeemed	(4,061,349)	(5,540,915)	(2,851,930)	(3,132,085)
Net increase (decrease) in net assets from capital share transactions	6,366,542	1,509,413	(221,517)	1,822,503
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,350,511	15,486,039	(2,062,335)	3,773,869

NET ASSETS:
Beginning of period	34,855,062	19,369,023	7,426,692	3,652,823
End of period	$42,205,573	$34,855,062	$5,364,357	$7,426,692
Accumulated Net Investment Loss	$(298,358)	$—	$(50,311)	$(2,374)

CAPITAL SHARE ACTIVITY:
Shares sold	2,105,398	1,694,954	341,805	778,385
Shares redeemed	(834,206)	(1,444,951)	(391,805)	(494,615)
Net increase (decrease) in shares outstanding	1,271,192	250,003	(50,000)	283,770
Shares outstanding, beginning of period	7,454,878	7,204,875	926,804	643,034
Shares outstanding, end of period	8,726,070	7,454,878	876,804	926,804

(1)	Prior to 5/1/10, Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.

see accompanying notes to financial statements

www.firsthandfunds.com	21

STATEMENT OF CASH FLOWS
June 30, 2010 (unaudited)

FIRSTHAND TECHNOLOGY
VALUE FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(21,733,019)

Adjustments to reconcile net decrease in Net Assets derived from operations to net cash provided by operating activities:
Purchases of investments	(45,315,695)
Proceeds from disposition of investments	68,188,664
Cash received from litigation claim	245,452
Net proceeds from short sales	—
Net realized loss from investments	(5,600,024)
Net unrealized appreciation/depreciation from investments	26,123,412

Change in assets and liabilities:

(Increase) Decrease in assets:
Receivable for securities sold	1,333,347
Receivable for dividend, interest, and reclaims	(1,096)
Receivable for capital shares sold	9,437

Increase (Decrease) in payables:
Payable for securities purchased	921,480
Decrease in payable to adviser	(49,498)
Decrease in dividend payable for short sales	(289,456)
Net cash provided by operating activities	23,833,004

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	9,211,810
Proceeds for shares redeemed	(22,507,234)
Net cash used in financing activities	(13,295,424)

Net change in cash	10,537,580
Cash - beginning of period	5,748,821
Cash - end of period	$16,286,401

see accompanying notes to financial statements

22	2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

FIRSTHAND TECHNOLOGY VALUE FUND

	SIX MONTHS		YEAR	YEAR	YEAR	YEAR	YEAR
	ENDED		ENDED	ENDED	ENDED	ENDED	ENDED
	06/30/10*		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value at beginning of period	$30.32		$23.41	$44.53	$36.09	$33.12	$29.48
Income from investment operations:
Net investment loss	(0.22)		(0.43)	(0.62)	(0.70)	(0.72)	(0.62)
Net realized and unrealized gains (losses) on investments	(3.75)		7.34	(20.50)	9.14	3.69	4.26
Total from investment operations	(3.97)		6.91	(21.12)	8.44	2.97	3.64
Net asset value at end of period	$26.35		$30.32	$23.41	$44.53	$36.09	$33.12
Total return	(13.09	%)(A)	29.52%	(47.43%)	23.39%	8.97%	12.35%
Net assets at end of period (millions)	$142.8		$177.8	$166.0	$382.8	$370.9	$446.6
Ratio of gross expenses to average net assets before waiver	1.87	%(B)	1.95%	2.00%	1.93%	1.93%	1.92%
Ratio of net expenses to average net assets after waiver	1.86	%(B)	1.94%	1.94%	1.93%	1.92%	1.92%
Ratio of net investment loss to average net assets	(1.43	%)(B)	(1.49%)	(1.62%)	(1.57%)	(1.70%)	(1.81%)
Portfolio turnover rate	29	%(A)	21%	54%	50%	47%	42%

*	Unaudited
(A)	Not annualized
(B)	Annualized

see accompanying notes to financial statements

www.firsthandfunds.com	23

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

FIRSTHAND TECHNOLOGY LEADERS FUND

	SIX MONTHS		YEAR	YEAR	YEAR	YEAR	YEAR
	ENDED		ENDED	ENDED	ENDED	ENDED	ENDED
	06/30/10*		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

NNet asset value at beginning of period	$19.11		$12.28	$23.06	$20.23	$18.95	$16.75
Income from investment operations:
Net investment loss	(0.05)		(0.17)	(0.21)	(0.29)	(0.29)	(0.23)
Net realized and unrealized gains (losses on investments	(1.04)		7.00	(10.57)	3.12	1.57	2.43
Total from investment operations	(1.09)		6.83	(10.78)	2.83	1.28	2.20
Net asset value at end of period	$18.02		$19.11	$12.28	$23.06	$20.23	$18.95
Total return	(5.70	%)(A)	55.62%	(46.75%)	13.99%	6.75%	13.13%
Net assets at end of period (millions)	$33.9		$38.0	$27.6	$63.5	$74.0	$121.0
Ratio of gross expenses to average net assets before waiver	1.86	%(B)	1.92%	2.07%	1.96%	1.96%	1.95%
Ratio of net expenses to average net assets after waiver	1.85	%(B)(C)	1.90%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.52	%)(B)	(0.98%)	(1.03%)	(1.16%)	(1.13%)	(1.43%)
Portfolio turnover rate	19	%(A)	25%	78%	35%	53%	43%

*	Unaudited
(A)	Not annualized
(B)	Annualized
(C)	Excludes 0.01 of extraordinary fees

see accompanying notes to financial statements

24	2010 Semi-Annual Report

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND*

	SIX MONTHS		YEAR	YEAR	YEAR	YEAR	YEAR
	ENDED		ENDED	ENDED	ENDED	ENDED	ENDED
	06/30/10**		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Net asset value at beginning of period	$4.68		$2.69	$4.67	$4.05	$3.40	$3.23
Income from investment operations:
Net investment loss	(0.03)		(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	0.19		2.05	(1.92)	0.68	0.71	0.23
Total from investment operations	0.16		1.99	(1.98)	0.62	0.65	0.17
Net asset value at end of period	$4.84		$4.68	$2.69	$4.67	$4.05	$3.40
Total return	3.21	%(A)	73.98%	(42.40%)	15.31%	19.12%	5.26%
Net assets at end of period (millions)	$42.2		$34.9	$19.4	$40.7	$40.3	$42.9
Ratio of gross expenses to average net assets before waiver	1.86	%(B)	1.92%	2.14%	1.96%	1.98%	1.95%
Ratio of net expenses to average net assets after waiver	1.85	%(B)	1.90%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.57	%)(B)	(1.66%)	(1.58%)	(1.28%)	(1.51%)	(1.66%)
Portfolio turnover rate	31	%(A)	41%	41%	44%	59%	55%

*	Prior to 5/1/10, Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.
**	Unaudited
(A)	Not annualized
(B)	Annualized

see accompanying notes to financial statements

www.firsthandfunds.com	25

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

FIRSTHAND ALTERNATIVE ENERGY FUND

	SIX MONTHS		YEAR		YEAR		YEAR
	ENDED		ENDED		ENDED		ENDED
	06/30/10*		12/31/09		12/31/08		12/31/07**
Net asset value at beginning of period	$8.01		$5.68		$10.89		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.10)		(0.07)		—	(C)
Net realized and unrealized gains (losses) on investments	(1.84)		2.43		(5.14)		0.89
Total from investment operations	(1.89)		2.33		(5.21)		0.89
Net asset value at end of period	$6.12		$8.01		$5.68		$10.89
Total return	(23.60	%)(A)	41.02%		(47.84%)		8.90	%(A)
Net assets at end of period (millions)	$5.4		$7.4		$3.7		$1.9
Ratio of gross expenses to average net assets before waiver	2.10	%(B)	2.27	%***	2.37	%***	2.10	%(B)
Ratio of net expenses to average net assets after waiver	1.98	%(B)	2.15	%***	2.11	%***	2.10	%(B)
Ratio of net investment loss to average net assets	(1.41	%)(B)	(1.68%)		(1.26%)		(0.07	%)(B)
Portfolio turnover rate	43	%(A)	41%		44%		—	(A)

*	Unaudited
**	For the period October 29, 2007 (inception) through December 31, 2007.
***	Ratio for years ended 2009 and 2008 includes dividend expenses on securities sold short of 0.11% and 0.01%, respectively.
(A)	Not annualized
(B)	Annualized
(C)	Less than $0.005

see accompanying notes to financial statements

26	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Opportunities Fund (named Firsthand e-Commerce Fund prior to May 01, 2010), and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

Fund	Inception Date
Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

*
Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares—Investor Class shares.

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that SiVest Group, Inc. (the “Investment Adviser”) believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that we believe hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:
1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2010:

28	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TVFQX
Common Stocks
Advanced Materials	$7,301,890	$—	$—
Battery	4,262,360	—	—
Communications	4,610,408	—	—
Communications Equipment	9,032,450	—	—
Computer-Integrated	324,000	—	—
Consumer Electronics	2,918,052	—	—
Defense & Aerospace	3,403,530	—	—
Electronics Manufacturing Services	—	289,618	—
Energy Efficiency	3,222,268	—	—
Intellectual Property	—	—	577,181
Internet	23,779,463	—	—
Internet Security	3,483,648	—	—
Other Electronics	13,179,300	—	—
Peripherals	2,295,040	—	—
Photonics	1,966,020	—	—
Renewable Energy	66,800	—	54,052
Semiconductors	19,493,144	—	—
Software	2,335,515	—	—
Total Common Stocks	101,673,888	289,618	631,233
Preferred Stocks
Advanced Materials	$—	$—	$1,875,000
Intellectual Property	—	—	7,690,752
Networking	—	—	3,862
Renewable Energy	—	—	14,878,424
Services	—	—	15,753
Total Preferred Stocks	—	—	24,463,791
Warrants
Equity Contracts	—	—	152,698
Convertible Bonds
Services	—	—	70,063
Participation Notes
Renewable Energy	—	320,385	—
Total	$101,673,888	$610,003	$25,317,785

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TLFQX
Common Stocks
Advanced Materials	$1,732,895	$—	$—
Communications	1,882,521	—	—
Communications Equipment	3,733,845	—	—
Computer	3,765,783	—	—
Internet	1,601,820	—	—
Internet Security	921,600	—	—
Networking	1,099,596	—	—
Other Electronics	4,633,039	—	—
Peripherals	1,449,360	—	—
Renewable Energy	423,654	—	—
Semiconductors	6,913,053	—	—
Software	4,450,769	—	—
Total Common Stock	32,607,935	—	—
Asset Derivatives
Equity Contracts	—	560,305	—
Total	$32,607,935	$560,305	$—

Liability Derivatives
Equity Contracts	$—	$(577,875)	$—

TEFQX
Common Stocks
Battery	$886,420	$—	$—
Business Services	3,361,257	—	—
Communications	2,544,912	—	—
Communications Equipment	1,234,668	—	—
Computer	2,770,961	—	—
Consumer Electronics	1,157,268	—	—
Internet	11,678,869	—	—
Internet Security	614,400	—	—
Networking	437,106	—	—
Other Electronics	2,017,155	—	—
Renewable Energy	845,835	—	—
Semiconductors	2,428,202	—	—

30	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TEFQX - cont’d
Services	464,271	—	—
Software	5,467,872	—	—
Total Common Stock	35,909,196	—	—
Asset Derivatives
Equity Contracts	—	1,252,081	—
Total	$35,909,196	$1,252,081	$—

Liability Derivatives
Equity Contracts	$—	$(328,036)	$—

ALTEX
Common Stocks
Advanced Materials	$500,229	$—	$—
Basic Materials	45,770	—	—
Battery	378,143	—	—
Building Automation	59,114	—	—
Energy Efficiency	441,230	—	—
Environmental Services	49,914	—	—
Industrials	95,647	—	—
Intellectual Property	—	—	118,727
Other Electronics	334,769	—	—
Renewable Energy	2,589,485	265,532	—
Semiconductors	303,801	—	—
Total Common Stocks	4,798,102	265,532	118,727
Preferred Stocks
Intellectual Property	—	—	3,314
Renewable Energy	—	—	8,693
Total Preferred Stocks	—	—	12,007
Total	$4,798,102	$265,532	$130,734

*	TVFQX: Firsthand Technology Value Fund; TLFQX: Firsthand Technology Leaders Fund; TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

FIRSTHAND TECHNOLOGY VALUE FUND

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/09	NET PURCHASES (SALES)	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 6/30/10
Common Stocks
Intellectual Property	$1,503,079	$—	$—	$(925,898)	$—	$577,181
Renewable Energy	47,044	—	—	7,008	—	54,052
Preferred Stocks
Advanced Materials	5,000,000	—	—	(3,125,000)	—	1,875,000
Intellectual Property	20,027,910	—	—	(12,337,158)	—	7,690,752
Networking	230,806	—	—	(226,944)	—	3,862
Renewable Energy	18,598,037	—	—	(3,719,613)	—	14,878,424
Services	15,753	—	—	—	—	15,753
Warrants
Equity Contracts	2,162,196	—	—	(2,009,498)	—	152,698
Convertible Bonds
Services	71,753	(32,492)	—	30,802	—	70,063
Total	$47,656,578	$(32,492)	$—	$(22,306,301)	$—	$25,317,785

FIRSTHAND ALTERNATIVE ENERGY FUND

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/09	NET PURCHASES (SALES)	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 6/30/10
Common Stocks
Intellectual Property	$309,186	$—	$—	$(190,459)	$—	$118,727
Preferred Stocks
Intellectual Property	8,630	—	—	(5,316)	—	3,314
Renewable Energy	10,865	—	—	(2,172)	—	8,693
Total	$328,681	$—	$—	(197,947)	$—	$130,734

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of June 30, 2010, for Firsthand Technology Value Fund and Firsthand Alternative Energy Fund was ($22,306,301) and ($197,947), respectively, and is included in “Net change in unrealized appreciation on investments and foreign currency” on the Statement of Operations.

32	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

Share Valuation — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s net asset value per share.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or puchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Foreign Securities — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.  The Funds do not isolate that portion of the results of operations resulting of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Options — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices.  The Funds (other than Firsthand Technology Value Fund) may also write put and call options.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

The number of option contracts written and the premiums received during the six months ended June 30, 2010, were as follows:

	FIRSTHAND TECHNOLOGY
	LEADERS FUND
	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options outstanding, beginning of period	—	$—
Options written during period	8,638	1,135,681
Options expired during period	(2,390)	(108,457)
Options closed during period	—	—
Options exercised during period	(300)	(50,183)
Options outstanding, end of period	5,948	$977,041

	FIRSTHAND TECHNOLOGY
	OPPORTUNITIES FUND
	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options outstanding, beginning of period	—	$—
Options written during period	4,886	691,868
Options expired during period	—	—
Options closed during period	(1,725)	(121,336)
Options exercised during period	(3)	(222)
Options outstanding, end of period	3,158	$570,310

The average volume of each Fund’s derivatives during the six months ended June 30, 2010 is as follows:

		PURCHASED	WRITTEN
	WARRANTS	OPTIONS	OPTIONS
	(SHARES)	(CONTRACTS)	(CONTRACTS)
Firsthand Technology Value Fund	2,254,907	—	—
Firsthand Technology Leaders Fund	—	2,895	2,895
Firsthand Technology Opportunities Fund	—	1,986	1,453

Distributions to Shareholders — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Short Positions — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later

34	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Security Transactions — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2010.

		FIRSTHAND	FIRSTHAND	FIRSTHAND
	FIRSTHAND	TECHNOLOGY	TECHNOLOGY	ALTERNATIVE
	TECHNOLOGY	LEADERS	OPPORTUNITIES	ENERGY
	VALUE FUND	FUND	FUND	FUND
Gross unrealized appreciation	$34,600,470	$4,192,451	$8,857,800	$425,862
Gross unrealized depreciation	(55,421,497)	(6,810,264)	(3,381,269)	(2,217,647)
Net unrealized appreciation (depreciation)	$(20,821,027)	(2,617,813)	5,476,531	(1,791,785)
Federal income tax cost, Investments	$148,422,703	$35,786,053	$31,684,746	$6,986,153
Federal income tax cost, written options	—	(977,041)	(570,310)	—
Federal income tax cost	$148,422,703	$34,809,012	$31,114,436	$6,986,153

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2009, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	EXPIRING	EXPIRING	EXPIRING	EXPIRING	EXPIRING	EXPIRING
	2010	2011	2012	2013	2014	2015
TVFQX	$634,016,220	$330,969,371	$333,067,019	$167,523,435	$64,782,991	$57,959,032
TLFQX	109,312,900	53,324,264	33,348,418	2,501,372	—	—
TEFQX	141,312,315	6,014,495	—	—	—	—
ALTEX	—	—	—	—	—	—

	EXPIRING	EXPIRING
	2016	2017	TOTAL
TVFQX	$7,972,313	$72,762,429	$1,669,052,810
TLFQX	—	2,394,837	200,881,791
TEFQX	—	851,713	148,178,523
ALTEX	—	181,999	181,999

For Firsthand Technology Value Fund, $2,310,150 of the $167,523,435 capital loss carryforward expiring in 2013 was acquired in the reorganization with Firsthand Global Technology Fund, $3,455,691 of the $64,782,991 capital loss carryforward expiring in 2014 was acquired in the reorganization with Firsthand Technology Innovators Fund and $261,564 of the $57,959,032 capital loss carryforward expiring in 2015 was acquired in the reorganization with Firsthand Technology Innovators Fund.

Components of Distributable Earnings

		FIRSTHAND	FIRSTHAND	FIRSTHAND
	FIRSTHAND	TECHNOLOGY	TECHNOLOGY	ALTERNATIVE
	TECHNOLOGY	LEADERS	OPPORTUNITIES	ENERGY
	VALUE FUND	FUND	FUND	FUND

Undistributed Ordinary Income	$—	$—	$—	$—
Accumulated Earnings	—	—	—	—
Net Unrealized Appreciation (Depreciation)*	5,302,385	1,009,385	6,470,784	115,798
Post October Capital/Currency Loss**	(29,078,581)	(988,006)	—	(69,321)
Accumulated Capital Loss Carryforward	(1,669,052,810)	(200,881,791)	(148,178,523)	(181,999)
Total Distributable Earnings	$(1,692,829,006)	$(200,860,412)	$(141,707,739)	$(135,522)

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and foreign currency exchange gain (loss).
**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

36	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return.  Taxable years ending 2009, 2008, 2007 and 2006 remain open to federal and state audit.  As of June 30, 2010, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2010.

		FIRSTHAND	FIRSTHAND	FIRSTHAND
	FIRSTHAND	TECHNOLOGY	TECHNOLOGY	ALTERNATIVE
	TECHNOLOGY	LEADERS	OPPORTUNITIES	ENERGY
	VALUE FUND	FUND	FUND	FUND
Purchase of investment securities	$45,315,695	$9,063,408	$15,806,706	$3,030,741
Proceeds from sales and maturities of investment securities	$68,188,664	$6,476,191	$9,470,913	$2,671,893

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY MELLON

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY Mellon. BNY Mellon serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations.  Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Effective August 3, 2009, SiVest Group, Inc. became the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% of its average daily net assets (1.53% for ALTEX). The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85% (1.98% for ALTEX) of its average net assets up to $200 million, 1.80% (1.93% for ALTEX) of such assets from $200 million to $500 million, 1.75% (1.88% for ALTEX) of such assets from $500 million to $1 billion, and 1.70% (1.83% for ALTEX) of such assets in excess of $1 billion. Prior to August 3, 2009, Firsthand Capital Management, Inc. (“FCM”) served as the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, FCM received from each Fund, on a monthly basis, an

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

advisory fee at the annual rate of 1.50% of its average daily net assets (1.65% for ALTEX). The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.95% (2.10% for ALTEX) of its average net assets up to $200 million, 1.90% (2.05% for ALTEX) of such assets from $200 million to $500 million, 1.85% (2.00% for ALTEX) of such assets from $500 million to $1 billion, and 1.80% (1.95% for ALTEX) of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT
The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

Effective November 23, 2009, PNC Global Investment Servicing (U.S.) Inc. (“PNC”) has entered into a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to PNC the fees for the administrative services provided by PNC.  In the case of Firsthand Alternative Energy Fund, the Investment Adviser has also agreed to donate a portion of its management fees allocated, amounting to 0.20% of Firsthand Alternative Energy Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders.

Additionally, effective November 23, 2009, PNC serves as the sub-administrator, investment accounting agent and shareholder servicing and transfer agent.  Prior to November 23, 2009, Citi Fund Services Ohio, Inc. served as the sub-administrator, investment accounting agent and shareholder servicing and transfer agent.  PFPC Trust Company serves as the custodian for the Trust.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

38	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

5. INVESTMENTS IN AFFILIATES AND RESTRICTED SECURITIES

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the six months ended June 30, 2010, is noted below:

	SHARE ACTIVITY
AFFILIATE	BALANCE AT 12/31/09	PURCHASES/ MERGER	SALES/ MATURITY/ EXPIRATION	BALANCE AT 6/30/10	REALIZED GAIN (LOSS)	VALUE 6/30/10	ACQUISITION COST
TVFQX
Silicon Genesis Corp., Common (1)	881,892	—	—	881,892	$—	$577,181	$5,201,267
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	5,488	—
Silicon Genesis Corp., Series 1-C (1)	82,914	—	—	82,914	—	316,191	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	1,254,098	4,315,500
Silicon Genesis Corp., Series 1-E (1)	5,704,480	—	—	5,704,480	—	5,198,949	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	146,390	—
Silicon Genesis Corp., Series 1-E Warrant (1)	94,339	—	—	94,339	—	—	—
Silicon Genesis Corp., Series 1-F	912,453	—	—	912,453	—	921,514	2,007,397
SoloPower, Series A	2,721,088	—	—	2,721,088	—	13,658,311	3,999,999
SoloPower, Series B	228,779	—	—	228,779	—	1,220,113	1,002,052

(1)	Amounts include shares from the merger of Firsthand Technology Innovators Fund into Firsthand Technology Value Fund, which took place on May 21, 2008.

As of June 30, 2010, Kevin Landis represents the Funds and sits on the following private companies’ boards: Silicon Genesis Corporation and UCT Coatings, Inc. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2010, the Funds were invested in the following restricted securities:

					% OF NET
SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	ASSETS
TVFQX
Innovion Corp., C/N	December 30, 2003	401,609	$401,609	$70,063	0.05%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	15,000	0.01%
Innovion Corp., Series C P/S	November 20, 2007	75,322	75	753	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	1,932	0.00%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	1,930	0.00%
IP Unity, Inc., E-1 Warrant	August 4, 2004	69,496	69	69	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	66,843	0.05%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,494	475,430	0.33%
Silicon Genesis Corp., Common Stock (1)	November 21, 2005	23,333	—	15,271	0.01%
Silicon Genesis Corp., Common Stock (1)	June 10, 2008	20,000	—	13,089	0.01%
Silicon Genesis Corp., Common Stock (1)	May 19, 2009	10,000	—	6,548	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	5,488	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	316,191	0.22%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	1,254,098	0.88%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	5,198,949	3.64%
Silicon Genesis Corp., Series 1-E Warrants	February 26, 2003	94,339	—	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	146,390	0.10%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	921,514	0.65%
Solaicx Common	2005-2007	86,957	7,975,233	54,052	0.04%

40	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
TVFQX - cont’d
Solaicx, Common Warrants	April 23, 2007	1,239	—	—	0.00%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	13,658,311	9.57%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	1,220,113	0.86%
UCT Coatings, Inc., Common Warrants (2)	October 5, 2004	600,000	—	600	0.00%
UCT Coatings, Inc., Common Warrants	2008-2010	6,389	—	6	0.00%
UCT Coatings, Inc., Common Warrants	May 13, 2009	144,542	—	145	0.00%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	1,875,000	1.31%
			$44,472,507	$25,317,785	17.73%

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$71,898	1.34%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	46,829	0.88%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	580	0.01%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	2,734	0.05%
SoloPower, Series C-1 P/S	September 23, 2008	1,331	21,425	8,693	0.16%
			$79,074	$130,734	2.44%

(1)	Shares granted at no cost by issuer.
(2)	3:1 stock split
P/S	Preferred Stock
C/N	Convertible Note

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.  As of June 30, 2010, two privately held solar technology companies, SoloPower and Silicon Genesis, comprised 16% of the net asset value of Firsthand Technology Value Fund (TVFQX).

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

One of the factors increasing Firsthand Technology Value Fund’s percentage of illiquid holdings has been shareholder redemptions, which the Fund meets through the sale of its liquid holdings.  A second contributing factor is the fact that Firsthand Technology Value Fund has not disposed of those restricted securities.  Going forward, the percentage of restricted securities could increase or decrease depending on the relative performance of its illiquid and liquid investments; shareholder purchase or redemption levels; and whether Firsthand Technology Value Fund disposes of any restricted securities.

6. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

At a meeting held on July 15, 2010, the Board of Trustees of Firsthand Funds approved the reorganization of Firsthand Technology Fund into a business development company.  Effective July 20, 2010, Firsthand Technology Value Fund is closed to new or additional investments (other than the reinvestment of any dividends or other distributions by existing shareholders.)

7. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topc 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

42	2010 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2010 (unaudited)

9. PROXY VOTING POLICY AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended June 30 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

10. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

www.firsthandfunds.com	43

NOTES

44	2010 Semi-Annual Report

NOTES

www.firsthandfunds.com	45

NOTES

46	2010 Semi-Annual Report

NOTES

www.firsthandfunds.com	47

Firsthand Funds
P.O. Box 9836
Providence, RI 02940-8036
www.firsthandfunds.com

Investment Adviser
SiVest Group, Inc.
111 N. Market St.
Suite 105
San Jose, CA 95113
www.sivestgroup.com

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Transfer Agent
BNY Mellon Investing Servicing (U.S.), Inc.
P.O. Box 9836
Providence, RI 02940-8036
1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for a prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

Firsthand, Technology Value Fund, and the interlocking “F” design are registered trademarks of Firsthand Funds.

FHF000515, exp. 9/15/2011

Item 2.	Code of Ethics.

Not applicable- only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable- only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable- only for annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President, Treasurer and Secretary (principal executive officer and principal financial officer)

Date	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President, Treasurer and Secretary (principal executive officer and principal financial officer)

Date	September 3, 2010

* Print the name and title of each signing officer under his or her signature.